Taxation - Deferred income tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax asset
Net operating loss carrying forward	¥ 1,483,894	¥ 1,476,412
Asset impairment	530,710	363,653
Deferred rental cost	88,147	75,374
Unrealized profits	467,404	333,064
Accrual expense	451,008	59,605
Others	41,922	9,418
Less: valuation allowance	(2,178,650)	(1,797,234)	¥ (1,325,529)	¥ (873,977)
Net deferred tax asset	884,435	520,292
Deferred tax liability
Fair value change of certain investments	(5,087)	(12,225)
Acquired intangible assets	(5,152)	(6,886)
Deferred revenue	(7,050)	(3,335)
Total deferred tax liability	¥ (17,289)	¥ (22,446)